PENSION PLAN - Expense Recognized in Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	$ 23	$ 20
Registered Plans
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	14	14
Interest on obligation	8	7
Expected return on plan assets	(7)	(7)
Pension plan expense	15	14
Registered Plans | Operating expenses
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	8	7
Registered Plans | General and administrative expense
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	$ 7	$ 7